OPERATING LEASES RIGHT OF USE ASSETS (Details Narrative) - Operating Lease [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) a ft²	Dec. 31, 2020 USD ($)
Total Manufacturing unit space | ft²	6,300		5,000
Amount payable	$ 9,000		$ 0	$ 116,940,000
Lease term	60 years		60 years
Manufacturing unit space	1,800		3,000
Operating lease rent expense	$ 10,000,000		$ 10,000,000
Prepaid rent	16,752,000		14,764,000
Lease expense	$ 97,020,000	$ 97,020,000	$ 129,362,000	$ 129,362,000
Borrowing rate	6.232%		6.232%